Document And Entity Information	0 Months Ended
Sep. 30, 2014
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2014
Registrant Name	HENDERSON GLOBAL FUNDS
Central Index Key	0001141306
Amendment Flag	false
Document Creation Date	Sep. 23, 2014
Document Effective Date	Sep. 30, 2014
Prospectus Date	Sep. 30, 2014